OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-Current Assets
	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Deferred costs	4,484	1,120	161
Deposits – long-term*	27,645	23,238	3,348
Others**	23,666	15,368	2,213

	55,795	39,726	5,722

*
On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2016, the outstanding balance was RMB14,078 (US$2,028), of which RMB12,803 (US$1,844) will be collected from 2018 to 2027 in 10 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB9,339 (US$1,345) (note 20).

**	For the years ended December 31, 2015 and 2016, nil and RMB3,487 (US$502) impairment was provided for the balance.